Share-based payment arrangements - Other Subsidiary Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Subsidiary Plans [Line Items]
Share-based payment expense	$ 13,950	$ 10,718	$ 14,468
Other not including Vedanta [Member] | Stock Incentive Plan [Member]
Significant Subsidiary Plans [Line Items]
Share-based payment expense	$ 840	$ 420	$ 10